Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
1
15-Nov-2022
Distribution Date
31-Oct-2022
1-Sep-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
10-Nov-2022
Record Date
14-Nov-2022
26
27
15-Nov-2022
19-Oct-2022
15-Nov-2022
19-Oct-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
178,880,000.00
70,160,318.25
108,719,681.75
Class A-1 Notes
392.220026
178,880,000.00
0.607780
360,000,000.00
0.00
360,000,000.00
Class A-2 Notes
0.000000
360,000,000.00
1.000000
360,000,000.00
0.00
360,000,000.00
Class A-3 Notes
0.000000
360,000,000.00
1.000000
80,000,000.00
0.00
80,000,000.00
Class A-4 Notes
0.000000
80,000,000.00
1.000000
978,880,000.00
908,719,681.75
70,160,318.25
Total Note Balance
978,880,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
54,146,574.99
93,867,344.34
1,072,747,344.34
93,865,392.63
Pool Balance
1,131,758,004.56
1,056,731,649.37
1,131,758,004.56
1,072,747,344.34
59,010,660.22
59,010,660.22
1,002,585,074.38
93,867,344.34
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
93,865,392.63
8.75%
8.75%
93,867,344.34
8.75%
93,865,392.63
Interest Payment
Interest per $1000
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
Face Amount
Class A-1 Notes
0.000000%
0.000000
70,160,318.25
392.220026
0.00
Class A-2 Notes
5.070000%
3.661667
1,318,200.00
3.661667
1,318,200.00
Class A-3 Notes
5.230000%
3.777222
1,359,800.00
3.777222
1,359,800.00
Class A-4 Notes
5.390000%
3.892778
311,422.22
3.892778
311,422.22
73,149,740.47
Total
2,989,422.22

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
457,506.89
Advances made by the Servicer
Available Collections
84,224,231.43
Recoveries
0.00
73,521,062.37
84,224,231.43
804,539.58
0.00
9,368,119.73
73,002.86
0.00
(3) Interest Distributable Amount
(4) Priority Principal Distributable Amount
2,989,422.22
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
70,160,318.25
0.00
(8) Total Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
0.00
(9) Excess Collections to Certificateholders
9,188,227.62
Total Distribution
84,224,231.43
(1) Total Servicing Fee
(2) Total Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
1,886,263.34
0.00
0.00
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,886,263.34
1,886,263.34
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
2,989,422.22
2,989,422.22
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
1,318,200.00
0.00
1,318,200.00
thereof on Class A-3 Notes
1,359,800.00
0.00
1,359,800.00
thereof on Class A-4 Notes
311,422.22
0.00
311,422.22
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
2,989,422.22
2,989,422.22
0.00
Interest Distributable Amount
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
70,160,318.25
0.00
70,160,318.25
Aggregate Principal Distributable Amount
70,160,318.25
70,160,318.25
0.00

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,681,868.36
0.00
2,681,868.36
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
70,471.62
2,531.24
2,531.24
2,531.24
73,002.86
2,681,868.36
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $178M (16.3%), Class A-2 Notes $360M (33.1%), Class A-3 Notes $360M (33.1%), Class A-4 Notes $80M (7.3%), Certificates $111M (10.2%), Total $1,088M (100.0%).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $110,712,884, according to Regulation RR.

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,131,758,004.56
5.06%
38.93
18.61
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,131,758,004.56
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
12,805,130.73
454,286.21
1,051,006.61
1,056,731,649.37
6,338
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
60,715,931.64
5.07%
40.44
Pool Factor
93.37%
16.34
6,504
6,504

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,056,731,649.37
6,338
100.00%
91-120 Days Delinquent
0
- %
0.00
61-90 Days Delinquent
3
0.02%
244,542.85
31-60 Days Delinquent
15
0.07%
708,880.69
Current
99.91%
1,055,778,225.83
6,320
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
0.02%
No
10.500%
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Recoveries
Principal Net Liquidation Proceeds
Principal Gross Losses
1,051,006.61
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than $100.
251,197.21
0.022%
-
799,809.40
Number of Receivables
Number of Receivables
Amount
8
8
1,051,006.61
799,809.40
-
251,197.21
Average Net Credit Loss/(Gain)
0.022%
Current
Cumulative
31,399.65
Four Month Average
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
0.138%
- %
- %
- %
0.138%
Historical Lifetime CPR, Loss and Delinquencies

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Total Pool
Delinquncies
91+
31-60
61-90
Pd.
Net
Cumulative Loss
Gross
Lifetime
CPR
1
0.07%
0.02%
0.09%
9.59%
0.02%
- %